UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2010

Date of reporting period: January 31, 2010

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS NEW YORK VENTURE FUND	Table of Contents

Shareholder Letter	2

Management’s Discussion of Fund Performance	3

Fund Overview	5

Expense Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	25

Fund Information	27

Privacy Notice and Householding	28

Directors and Officers	29

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders.  In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Quarterly Review.  In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook.  You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis                                                                             Kenneth C. Feinberg
President & Portfolio Manager                                                            Portfolio Manager

March 1, 2010

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis New York Venture Fund’s Class A shares delivered a total return on net asset value of 11.58% for the six-month period ended January 31, 2010. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 9.87%. The increase was widespread as every sector1 within the Index posted gains, except for telecommunication services. The sectors within the Index that turned in the strongest performance over the six-month period were industrials, consumer discretionary, and health care. The sectors that turned in the weakest performance over the six-month period were telecommunication services, utilities, and materials.

Factors Impacting the Fund’s Performance

The two sectors that contributed2 the most to the Fund’s performance were financials and energy.

The Fund’s financial companies out-performed the corresponding sector within the Index (up 13% versus up 10% for the Index) and were the most important contributors to performance. The Fund had a higher relative average weighting in this sector (29% versus 15% for the Index). American Express3, Berkshire Hathaway, Wells Fargo, and Loews were among the most important contributors to performance. Julius Baer Group, Hang Lung Group, and Goldman Sachs were among the most important detractors from performance.

The second largest contributor to performance was energy companies. The Fund’s energy companies out-performed the corresponding sector within the Index (up 14% versus up 6% for the Index) and had a higher relative average weighting (14% versus 12% for the Index). Devon Energy and EOG Resources were among the most important contributors to performance.

The Fund’s investment in industrial companies lagged the Index. The Fund’s industrial companies under-performed the corresponding sector within the Index (up 1% versus up 16% for the Index) and also had a lower relative average weighting in this strongly performing sector (7% versus 10% for the Index). Iron Mountain was among the most important detractors from performance.

Other companies contributing to performance included Costco Wholesale, Merck, and Microsoft. Other companies detracting from performance included Texas Instruments, Activision Blizzard, Martin Marietta Materials, Monsanto, and Vulcan Materials.

The Fund had approximately 14% of its net assets invested in foreign companies at January 31, 2010. As a whole these companies under-performed the domestic companies held by the Fund.

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective.  The primary risks of an investment in Davis New York Venture Fund are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) fees and expenses risk, (6) headline risk, and (7) selection risk.  See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis New York Venture Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on January 31, 2000

Average Annual Total Return for periods ended January 31, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	41.06%	0.52%	2.19%	11.76%	02/17/69	0.90%	0.90%
Class A - with sales charge	34.39%	(0.45)%	1.69%	11.63%	02/17/69	0.90%	0.90%
Class B†, **	35.82%	(0.69)%	1.61%	9.16%	12/01/94	1.77%	1.77%
Class C**	38.90%	(0.25)%	1.40%	8.60%	12/20/94	1.68%	1.68%
Class R	40.51%	0.21%	NA	4.20%	08/20/03	1.26%	1.26%
Class Y	41.49%	0.81%	2.49%	7.24%	10/02/96	0.62%	0.62%
S&P 500® Index***	33.14%	0.18%	(0.80)%	9.32%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis New York Venture Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return for the S&P 500® Index is from 02/17/69.

DAVIS NEW YORK VENTURE FUND	Fund Overview
January 31, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	81.95%	Energy	14.51%	11.38%
Common Stock (Foreign)	13.95%	Diversified Financials	14.15%	7.77%
Corporate Bonds	1.09%	Insurance	11.34%	2.51%
Convertible Bonds (U.S.)	0.34%	Health Care	10.57%	13.17%
Convertible Bonds (Foreign)	0.22%	Information Technology	8.15%	18.80%
Short Term Investments	2.49%	Materials	6.69%	3.41%
Other Assets & Liabilities	(0.04)%	Food & Staples Retailing	6.53%	2.79%
	100.00%	Banks	4.49%	3.24%
		Food, Beverage & Tobacco	4.47%	5.92%
		Media	3.13%	2.84%
		Retailing	2.99%	3.47%
		Commercial & Professional Services	2.66%	0.65%
		Transportation	2.64%	2.09%
		Other	2.42%	10.59%
		Household & Personal Products	2.32%	2.94%
		Capital Goods	1.47%	7.77%
		Automobiles & Components	1.47%	0.66%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.41%
Wells Fargo & Co.	Commercial Banks	4.38%
American Express Co.	Consumer Finance	3.88%
Costco Wholesale Corp.	Food & Staples Retailing	3.65%
Bank of New York Mellon Corp.	Capital Markets	3.37%
Occidental Petroleum Corp.	Energy	3.25%
EOG Resources, Inc.	Energy	3.24%
Devon Energy Corp.	Energy	3.00%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	2.94%
CVS Caremark Corp.	Food & Staples Retailing	2.73%

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/09)	(01/31/10)	(08/01/09-01/31/10)
Class A
Actual	$1,000.00	$1,115.82	$4.80
Hypothetical	$1,000.00	$1,020.67	$4.58
Class B
Actual	$1,000.00	$1,111.46	$9.42
Hypothetical	$1,000.00	$1,016.28	$9.00
Class C
Actual	$1,000.00	$1,111.49	$8.94
Hypothetical	$1,000.00	$1,016.74	$8.54
Class R
Actual	$1,000.00	$1,114.18	$6.71
Hypothetical	$1,000.00	$1,018.85	$6.41
Class Y
Actual	$1,000.00	$1,117.78	$3.31
Hypothetical	$1,000.00	$1,022.08	$3.16

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See page 7 for a description of the “Expense Example.”  The annualized expense ratios for the six-month period ended January 31, 2010 are as follows:

Annualized Expense Ratio**

Class A	0.90%
Class B	1.77%
Class C	1.68%
Class R	1.26%
Class Y	0.62%

** The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example.  Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended January 31, 2010.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads).  Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (95.90%)
CONSUMER DISCRETIONARY – (7.81%)
Automobiles & Components – (0.70%)
9,850,560	Harley-Davidson, Inc.	$224,001,734

Consumer Durables & Apparel – (0.16%)
1,177,877	Hunter Douglas NV (Netherlands)	53,239,888

Consumer Services – (0.98%)
14,563,824	H&R Block, Inc.	313,413,493

Media – (3.05%)
11,518,716	Comcast Corp., Special Class A	174,450,954
6,642,861	Grupo Televisa S.A., ADR (Mexico)	129,801,504
99,119	Lagardere S.C.A. (France)	3,862,425
490,853	Liberty Media - Starz, Series A *	23,013,643
31,628,245	News Corp., Class A	398,990,311
8,403,900	Walt Disney Co.	248,335,245

		978,454,082

Retailing – (2.92%)
1,057,345	Amazon.com, Inc. *	132,469,468
12,376,257	Bed Bath & Beyond Inc. *	478,899,265
12,656,716	CarMax, Inc. *(a)	261,108,051
6,135,639	Liberty Media Corp. - Interactive, Series A *	63,687,933

		936,164,717

	Total Consumer Discretionary	2,505,273,914

CONSUMER STAPLES – (13.00%)
Food & Staples Retailing – (6.38%)
20,391,199	Costco Wholesale Corp.	1,171,270,471
26,986,266	CVS Caremark Corp.	873,545,430

		2,044,815,901

Food, Beverage & Tobacco – (4.36%)
4,514,000	Coca-Cola Co.	244,884,500
24,630,141	Diageo PLC (United Kingdom)	415,367,332
8,893,333	Heineken Holding NV (Netherlands)	375,466,716
2,331,192	Hershey Co.	84,925,325
6,116,763	Philip Morris International Inc.	278,373,884

		1,399,017,757

Household & Personal Products – (2.26%)
2,476,000	Mead Johnson Nutrition Co.	111,989,480
2,046,500	Natura Cosmeticos S.A. (Brazil)	36,847,857
9,375,314	Procter & Gamble Co.	577,050,576

		725,887,913

	Total Consumer Staples	4,169,721,571

ENERGY – (14.15%)
11,469,377	Canadian Natural Resources Ltd. (Canada)	731,860,946
147,115,848	China Coal Energy Co. - H (China)	225,488,133
2,315,666	ConocoPhillips	111,151,968
14,395,229	Devon Energy Corp.	963,184,773
11,493,373	EOG Resources, Inc.	1,039,230,787
13,291,177	Occidental Petroleum Corp.	1,041,230,806
19,150,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)	170,673,740
3,044,973	Transocean Ltd. *	258,031,012

	Total Energy	4,540,852,165

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (29.79%)
Banks – (4.38%)
	Commercial Banks – (4.38%)
49,427,990	Wells Fargo & Co.	$1,405,237,756

Diversified Financials – (13.80%)
	Capital Markets – (6.05%)
5,609,831	Ameriprise Financial, Inc.	214,519,937
37,208,228	Bank of New York Mellon Corp.	1,082,387,353
4,316,350	Brookfield Asset Management Inc., Class A (Canada)	86,715,471
8,774,804	GAM Holding Ltd. (Switzerland)	101,422,737
1,114,900	Goldman Sachs Group, Inc.	165,807,928
8,774,804	Julius Baer Group Ltd. (Switzerland)	291,693,777

		1,942,547,203

	Consumer Finance – (3.88%)
33,047,738	American Express Co.	1,244,577,813

	Diversified Financial Services – (3.87%)
2,641,295	Bank of America Corp.	40,094,858
22,146,599	JPMorgan Chase & Co.	862,388,565
8,889,007	Moody's Corp.	245,247,704
1,136,900	Visa Inc., Class A	93,259,907

		1,240,991,034

		4,428,116,050

Insurance – (11.06%)
	Life & Health Insurance – (0.19%)
2,576,612	Principal Financial Group, Inc.	59,390,907

	Multi-line Insurance – (2.84%)
329,150	Fairfax Financial Holdings Ltd. (Canada)	111,779,340
22,377,859	Loews Corp. (a)	800,456,016

		912,235,356

	Property & Casualty Insurance – (6.87%)
12,357	Berkshire Hathaway Inc., Class A *	1,416,112,200
1,393,350	Berkshire Hathaway Inc., Class B *	106,493,741
85,747	Markel Corp. *	27,868,632
39,386,553	Progressive Corp. (Ohio) (a)	653,029,049

		2,203,503,622

	Reinsurance – (1.16%)
615,500	Everest Re Group, Ltd.	52,772,970
6,459,634	Transatlantic Holdings, Inc. (a)	320,979,213

		373,752,183

		3,548,882,068

Real Estate – (0.55%)
39,228,591	Hang Lung Group Ltd. (Hong Kong)	176,843,061

	Total Financials	9,559,078,935

HEALTH CARE – (10.31%)
Health Care Equipment & Services – (3.69%)
4,052,500	Becton, Dickinson and Co.	305,436,925
5,039,313	Cardinal Health, Inc.	166,650,081
2,519,656	CareFusion Corp. *	64,881,142
6,129,000	Express Scripts, Inc. *	514,008,585

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
1,877,000	Laboratory Corp. of America Holdings *	$133,454,700

		1,184,431,433

Pharmaceuticals, Biotechnology & Life Sciences – (6.62%)
11,471,200	Johnson & Johnson	721,079,632
24,676,075	Merck & Co., Inc.	942,132,543
24,710,800	Pfizer Inc.	461,103,528

		2,124,315,703

	Total Health Care	3,308,747,136

INDUSTRIALS – (6.60%)
Capital Goods – (1.43%)
10,371,800	ABB Ltd., ADR (Switzerland)	187,003,554
1,082,300	PACCAR Inc.	38,957,389
6,595,461	Tyco International Ltd.	233,677,183

		459,638,126

Commercial & Professional Services – (2.59%)
4,993,390	D&B Corp. (a)	394,328,008
19,169,847	Iron Mountain Inc. *(a)	438,222,703

		832,550,711

Transportation – (2.58%)
87,356,640	China Merchants Holdings International Co., Ltd. (China)	294,228,599
68,681,837	China Shipping Development Co. Ltd. - H (China)(a)	108,278,091
49,925,016	Cosco Pacific Ltd. (China)	73,177,530
1,770,630	Kuehne & Nagel International AG, Registered (Switzerland)	172,105,169
4,167,000	LLX Logistica S.A. (Brazil)*	18,436,488
2,781,771	United Parcel Service, Inc., Class B	160,702,911

		826,928,788

	Total Industrials	2,119,117,625

INFORMATION TECHNOLOGY – (7.95%)
Semiconductors & Semiconductor Equipment – (1.57%)
22,429,547	Texas Instruments Inc.	504,664,807

Software & Services – (3.79%)
13,867,400	Activision Blizzard, Inc. *	140,892,784
632,674	Google Inc., Class A *	334,953,432
26,268,597	Microsoft Corp.	739,986,378

		1,215,832,594

Technology Hardware & Equipment – (2.59%)
13,111,720	Agilent Technologies, Inc. *	367,521,512
9,827,379	Hewlett-Packard Co.	462,574,729

		830,096,241

	Total Information Technology	2,550,593,642

MATERIALS – (5.95%)
4,647,965	BHP Billiton PLC (United Kingdom)	138,639,654
4,001,441	Martin Marietta Materials, Inc. (a)	316,834,098
2,001,050	Monsanto Co.	151,839,674
712,500	Potash Corp. of Saskatchewan Inc. (Canada)	70,786,875
2,994,082	Rio Tinto PLC (United Kingdom)	148,319,498
27,040,599	Sealed Air Corp. (a)	536,485,484
19,715,560	Sino-Forest Corp. (Canada)*(a)	342,406,312

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
576,500	Sino-Forest Corp., 144A (Canada)*(a)(b)	$10,012,256
4,381,229	Vulcan Materials Co.	193,606,510

	Total Materials	1,908,930,361

UTILITIES – (0.34%)
8,517,800	AES Corp. *	107,579,814

	Total Utilities	107,579,814

	TOTAL COMMON STOCK – (Identified cost $22,481,512,497)	30,769,895,163

CONVERTIBLE BONDS – (0.56%)
MATERIALS – (0.22%)
$60,982,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)(c)	69,633,821

	Total Materials	69,633,821

TELECOMMUNICATION SERVICES – (0.34%)
68,312,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	70,532,140
29,918,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	37,734,078

	Total Telecommunication Services	108,266,218

	TOTAL CONVERTIBLE BONDS – (Identified cost $159,212,000)	177,900,039

CORPORATE BONDS – (1.09%)
CONSUMER DISCRETIONARY – (0.73%)
Automobiles & Components – (0.73%)
183,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (c)	234,827,979

	Total Consumer Discretionary	234,827,979

MATERIALS – (0.36%)
105,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (a)(c)	116,245,605

	Total Materials	116,245,605

	TOTAL CORPORATE BONDS – (Identified cost $288,000,000)	351,073,584

SHORT TERM INVESTMENTS – (2.49%)
167,961,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $167,962,540
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 06/01/38, total market value $171,320,220)	167,961,000
210,364,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $210,365,928
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-5.50%, 09/01/36-03/01/39, total market value $214,571,280)	210,364,000
420,728,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $420,731,857
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 02/15/10-05/15/39, total market value $429,142,560)	420,728,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $799,053,000)	799,053,000

	Total Investments – (100.04%) – (Identified cost $23,727,777,497) – (d)	32,097,921,786
	Liabilities Less Other Assets – (0.04%)	(12,183,955)

	Net Assets – (100.00%)	$32,085,737,831

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2010 (Unaudited)

ADR: American Depositary Receipt
* Non-Income producing security.
(a)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended January 31, 2010.  The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2010, amounts to $4,368,018,707.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares/Principal July 31, 2009	Gross Additions	Gross Reductions	Shares/Principal January 31, 2010	Dividend/ Interest Income
CarMax, Inc.	12,656,716	–	–	12,656,716	$–
China Shipping Development Co. Ltd. - H	68,681,837	–	–	68,681,837	–
D&B Corp.	4,993,390	–	–	4,993,390	3,395,505
H&R Block, Inc. (1)	17,348,824	–	2,785,000	14,563,824	5,128,897
Iron Mountain Inc.	19,169,847	–	–	19,169,847	–
Loews Corp.	22,377,859	–	–	22,377,859	2,797,232
Martin Marietta Materials, Inc.	4,001,441	–	–	4,001,441	3,201,153
Progressive Corp. (Ohio)	39,386,553	–	–	39,386,553	6,353,051
Sealed Air Corp.	27,040,599	–	–	27,040,599	6,489,744
Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14	$105,000,000	–	–	$105,000,000	6,300,000
Sino-Forest Corp.	19,715,560	–	–	19,715,560	–
Sino-Forest Corp., 144A	–	576,500	–	576,500	–
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	$60,982,000	–	–	$60,982,000	1,524,550
Transatlantic Holdings, Inc.	6,459,634	–	–	6,459,634	2,583,854

(1) Not an affiliate as of January 31, 2010.

(b)	Restricted Security – See Note 8 of the Notes to Financial Statements.
(c)	Illiquid Security – See Note 8 of the Notes to Financial Statements.
(d)	Aggregate cost for federal income tax purposes is $23,759,603,337. At January 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$9,601,379,169
	Unrealized depreciation	(1,263,060,720)
	Net unrealized appreciation	$8,338,318,449

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities
At January 31, 2010 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments):
Unaffiliated companies	$27,729,903,079
Affiliated companies	4,368,018,707
Cash	313,114
Receivables:
Capital stock sold	39,581,600
Dividends and interest	44,366,491
Investment securities sold	6,540,787
Prepaid expenses	323,174
Total assets	32,189,046,952
LIABILITIES:
Payables:
Investment securities purchased	23,494,642
Capital stock redeemed	44,893,818
Accrued distribution and service plan fees	9,802,258
Accrued management fee	14,164,688
Accrued transfer agent fees	9,734,773
Other accrued expenses	1,218,942
Total liabilities	103,309,121
NET ASSETS	$32,085,737,831
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$53,818,904
Additional paid-in capital	29,453,557,080
Accumulated net investment loss	(3,821,164)
Accumulated net realized losses from investments and foreign currency transactions	(5,788,121,539)
Net unrealized appreciation on investments and foreign currency transactions	8,370,304,550
Net Assets	$32,085,737,831

*Including:
Cost of unaffiliated companies	$20,649,783,885
Cost of affiliated companies	3,077,993,612

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities – (Continued)
At January 31, 2010 (Unaudited)

CLASS A SHARES:
Net assets	$19,674,559,463
Shares outstanding	657,723,576
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$29.91
Maximum offering price per share (100/95.25 of $29.91)†	$31.40
CLASS B SHARES:
Net assets	$786,798,951
Shares outstanding	27,396,783
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$28.72
CLASS C SHARES:
Net assets	$4,331,808,631
Shares outstanding	149,713,566
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$28.93
CLASS R SHARES:
Net assets	$811,577,505
Shares outstanding	27,070,268
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$29.98
CLASS Y SHARES:
Net assets	$6,480,993,281
Shares outstanding	214,473,885
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$30.22

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Operations
For the six months ended January 31, 2010 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends:
Unaffiliated companies*		$179,687,832
Affiliated companies		29,949,436
Interest:
Unaffiliated companies		20,120,623
Affiliated companies		7,824,550
Net lending fees		406,419
Total income		237,988,860

Expenses:
Management fees (Note 3)	$79,556,955
Custodian fees	2,060,111
Transfer agent fees:
Class A	13,522,341
Class B	1,083,192
Class C	3,584,840
Class R	993,217
Class Y	3,310,515
Audit fees	46,200
Legal fees	41,500
Accounting fees (Note 3)	230,831
Reports to shareholders	1,850,000
Directors’ fees and expenses	341,017
Registration and filing fees	300,000
Miscellaneous	251,553
Payments under distribution plan (Note 7):
Class A	24,604,874
Class B	4,239,217
Class C	22,376,905
Class R	2,089,217
Total expenses		160,482,485
Expenses paid indirectly (Note 4)		(623)
Net expenses		160,481,862
	Net investment income	77,506,998

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions:
Unaffiliated companies		(447,635,262)
Affiliated companies		(8,349,297)
Foreign currency transactions		(355,885)
Net increase in unrealized appreciation		3,837,556,793
Net realized and unrealized gain on investments and foreign currency transactions		3,381,216,349
Net increase in net assets resulting from operations		$3,458,723,347

*Net of foreign taxes withheld as follows		$955,669

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statements of Changes in Net Assets

	Six months ended
	January 31, 2010 (Unaudited)	Year ended July 31, 2009
OPERATIONS:
Net investment income	$77,506,998	$309,674,313
Net realized loss from investments and foreign currency transactions	(456,340,444)	(4,234,802,407)
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	3,837,556,793	(5,149,507,802)
Net increase (decrease) in net assets resulting from operations	3,458,723,347	(9,074,635,896)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(138,825,513)	(244,740,721)
Class B	–	(2,556,644)
Class C	(305,800)	(13,685,944)
Class R	(2,905,520)	(6,207,582)
Class Y	(61,286,159)	(95,825,357)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(956,861,790)	(1,693,227,167)
Class B	(125,520,732)	(398,760,991)
Class C	(317,381,949)	(804,030,882)
Class R	(39,852,198)	41,236,935
Class Y	84,230,260	171,197,105
Total increase (decrease) in net assets	1,900,013,946	(12,121,237,144)

NET ASSETS:
Beginning of period	30,185,723,885	42,306,961,029
End of period*	$32,085,737,831	$30,185,723,885

*Including undistributed net investment income (loss) of	$(3,821,164)	$121,994,830

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements
January 31, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y.  The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans.  Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class.  All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation, and distributions.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$2,505,273,914	$–	$–	$2,505,273,914
Consumer staples	4,169,721,571	–	–	4,169,721,571
Energy	4,540,852,165	–	–	4,540,852,165
Financials	9,559,078,935	–	–	9,559,078,935
Health care	3,308,747,136	–	–	3,308,747,136
Industrials	2,119,117,625	–	–	2,119,117,625
Information technology	2,550,593,642	–	–	2,550,593,642
Materials	1,908,930,361	–	–	1,908,930,361
Utilities	107,579,814	–	–	107,579,814
Convertible debt securities	–	177,900,039	–	177,900,039
Corporate debt securities	–	351,073,584	–	351,073,584
Short-term securities	–	799,053,000	–	799,053,000
Total	$30,769,895,163	$1,328,026,623	$–	$32,097,921,786

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2010, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At July 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards and post October 2008 capital losses as follows:

	Capital Loss Carryforwards	Post October 2008 Capital Losses
Expiring
07/31/2011	$71,238,000	$–
07/31/2012	435,021,000	–
07/31/2013	243,098,000	–
07/31/2014	376,146,000	–
07/31/2015	–	–
07/31/2016	–	–
07/31/2017	1,140,850,000	–
07/31/2018	–	3,060,286,000
	$2,266,353,000	$3,060,286,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, and commission repayments.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2010 were $1,600,759,068 and $3,111,149,042, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion.  Advisory fees paid for the six months ended January 31, 2010 approximated 0.49% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for these services for the six months ended January 31, 2010 amounted to $891,300. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended January 31, 2010 amounted to $230,831. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $623 during the six months ended January 31, 2010.

NOTE 5 - CAPITAL STOCK

At January 31, 2010, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.225 billion shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	January 31, 2010 (Unaudited)		July 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	44,904,930	$1,336,853,737	158,111,143	$3,899,760,367
Shares issued in reinvestment of distributions	4,148,101	126,600,722	10,517,110	223,594,083
	49,053,031	1,463,454,459	168,628,253	4,123,354,450
Shares redeemed*	(81,594,341)	(2,420,316,249)	(236,983,315)	(5,816,581,617)
Net decrease	(32,541,310)	$(956,861,790)	(68,355,062)	$(1,693,227,167)

* Amounts for the year ended July 31, 2009 include a redemption as a result of an in-kind transfer of securities (See Note 9 of the Notes to Financial Statements).

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class B	Six months ended		Year ended
	January 31, 2010 (Unaudited)		July 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	905,711	$25,711,628	2,766,390	$65,837,512
Shares issued in reinvestment of distributions	–	–	114,810	2,352,474
	905,711	25,711,628	2,881,200	68,189,986
Shares redeemed	(5,346,600)	(151,232,360)	(19,372,889)	(466,950,977)
Net decrease	(4,440,889)	$(125,520,732)	(16,491,689)	$(398,760,991)

Class C	Six months ended		Year ended
	January 31, 2010 (Unaudited)		July 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	5,501,380	$157,607,243	17,063,688	$413,408,255
Shares issued in reinvestment of distributions	9,659	285,547	616,894	12,720,365
	5,511,039	157,892,790	17,680,582	426,128,620
Shares redeemed	(16,611,118)	(475,274,739)	(52,396,148)	(1,230,159,502)
Net decrease	(11,100,079)	$(317,381,949)	(34,715,566)	$(804,030,882)

Class R	Six months ended		Year ended
	January 31, 2010 (Unaudited)		July 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	4,153,767	$123,655,556	13,148,627	$327,668,523
Shares issued in reinvestment of distributions	94,827	2,901,709	290,852	6,203,883
	4,248,594	126,557,265	13,439,479	333,872,406
Shares redeemed	(5,566,555)	(166,409,463)	(11,856,319)	(292,635,471)
Net increase (decrease)	(1,317,961)	$(39,852,198)	1,583,160	$41,236,935

Class Y	Six months ended		Year ended
	January 31, 2010 (Unaudited)		July 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	24,166,400	$727,914,166	71,440,990	$1,898,058,986
Shares issued in reinvestment of distributions	1,832,388	56,474,223	3,251,847	69,784,659
	25,998,788	784,388,389	74,692,837	1,967,843,645
Shares redeemed	(23,395,226)	(700,158,129)	(73,856,833)	(1,796,646,540)
Net increase	2,603,562	$84,230,260	836,004	$171,197,105

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the six months ended January 31, 2010.

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares - Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2010, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received $2,727,633 from commissions earned on sales of Class A shares of the Fund, of which $413,178 was retained by the Underwriter and the remaining $2,314,455 was re-allowed to investment dealers.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period.  The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.  The service fee for Class A shares of the Fund for the six months ended January 31, 2010 was $24,604,874.

Class B Shares - Class B shares of the Fund are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Fund pays the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%.  The Fund pays the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

During the six months ended January 31, 2010, Class B shares of the Fund made distribution plan payments, which included distribution fees of $3,184,146 and service fees of $1,055,071.

Commission advances by the Distributor during the six months ended January 31, 2010 on the sale of Class B shares of the Fund amounted to $482,471, all of which was re-allowed to qualified selling dealers.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase.  The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.  During the six months ended January 31, 2010, the Distributor received $765,299 in contingent deferred sales charges from Class B shares of the Fund.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class C Shares - Class C shares of the Fund are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Fund pays the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%.  The Fund pays the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

During the six months ended January 31, 2010, Class C shares of the Fund made distribution plan payments, which included distribution fees of $16,782,679 and service fees of $5,594,226.

Commission advances by the Distributor during the six months ended January 31, 2010 on the sale of Class C shares of the Fund amounted to $1,237,202, all of which was re-allowed to qualified selling dealers.

A contingent deferred sales charge of 1.00% is imposed upon the redemption of certain Class C shares of the Fund within the first year of the original purchase.  During the six months ended January 31, 2010, the Distributor received $115,821 in contingent deferred sales charges from Class C shares of the Fund.

Class R Shares - Class R shares of the Fund are sold and redeemed at net asset value.  Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%.  The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

During the six months ended January 31, 2010, Class R shares of the Fund made distribution plan payments, which included distribution fees of $1,044,609 and service fees of $1,044,608.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 8 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.  Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of illiquid securities in the Fund amounted to $458,441,483 or 1.43% of the Fund’s net assets as of January 31, 2010. The aggregate value of restricted securities in the Fund amounted to $10,012,256 or 0.03% of the Fund’s net assets as of January 31, 2010.  Information regarding illiquid and restricted securities is as follows:

Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/ Share	Valuation per Unit/Share as of January 31, 2010

Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	02/03/09	$183,000,000	1,830,000	$100.00	$128.32

Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	12/23/08	$29,918,000	299,180	$100.00	$126.13

Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14	01/26/09	$105,000,000	1,050,000	$100.00	$110.71

Sino-Forest Corp., 144A	12/11/09	NA	576,500	$15.85	$17.37

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$60,982,000	609,820	$100.00	$114.19

NOTE 9 - IN-KIND REDEMPTION

During the year ended July 31, 2009, shareholders redeemed 2,993,643 shares in exchange for Fund portfolio securities valued at $66,488,814.  The Fund realized a loss of $27,759,380.  This loss is not taxable to the Fund for federal income tax purposes.

NOTE 10 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank.  Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned.  As of January 31, 2010, the Fund did not have any securities on loan.  The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 11 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to January 31, 2010 and through March 24, 2010, the date the Fund’s financial statements were issued, which require adjustments and/or additional disclosure in the Fund’s financial statements.

DAVIS NEW YORK VENTURE FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)a	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2010e	$26.99	$0.08	$3.05	$3.13
Year ended July 31, 2009	$34.31	$0.29	$(7.27)	$(6.98)
Year ended July 31, 2008	$39.75	$0.39	$(5.40)	$(5.01)
Year ended July 31, 2007	$35.11	$0.37	$4.54	$4.91
Year ended July 31, 2006	$32.13	$0.27	$2.98	$3.25
Year ended July 31, 2005	$27.83	$0.30	$4.23	$4.53
Davis New York Venture Fund Class B:
Six months ended January 31, 2010e	$25.84	$(0.04)	$2.92	$2.88
Year ended July 31, 2009	$32.74	$0.06	$(6.90)	$(6.84)
Year ended July 31, 2008	$37.93	$0.09	$(5.18)	$(5.09)
Year ended July 31, 2007	$33.53	$0.05	$4.35	$4.40
Year ended July 31, 2006	$30.69	$–g	$2.85	$2.85
Year ended July 31, 2005	$26.60	$0.05	$4.04	$4.09
Davis New York Venture Fund Class C:
Six months ended January 31, 2010e	$26.03	$(0.03)	$2.93	$2.90
Year ended July 31, 2009	$32.96	$0.09	$(6.94)	$(6.85)
Year ended July 31, 2008	$38.18	$0.09	$(5.19)	$(5.10)
Year ended July 31, 2007	$33.74	$0.07	$4.37	$4.44
Year ended July 31, 2006	$30.89	$0.01	$2.86	$2.87
Year ended July 31, 2005	$26.77	$0.05	$4.08	$4.13
Davis New York Venture Fund Class R:
Six months ended January 31, 2010e	$27.00	$0.03	$3.06	$3.09
Year ended July 31, 2009	$34.28	$0.18	$(7.24)	$(7.06)
Year ended July 31, 2008	$39.73	$0.25	$(5.40)	$(5.15)
Year ended July 31, 2007	$35.10	$0.26	$4.54	$4.80
Year ended July 31, 2006	$32.13	$0.17	$2.99	$3.16
Year ended July 31, 2005	$27.83	$0.23	$4.23	$4.46
Davis New York Venture Fund Class Y:
Six months ended January 31, 2010e	$27.29	$0.13	$3.09	$3.22
Year ended July 31, 2009	$34.75	$0.36	$(7.39)	$(7.03)
Year ended July 31, 2008	$40.26	$0.49	$(5.46)	$(4.97)
Year ended July 31, 2007	$35.54	$0.48	$4.60	$5.08
Year ended July 31, 2006	$32.53	$0.35	$3.03	$3.38
Year ended July 31, 2005	$28.18	$0.40	$4.28	$4.68

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns. Total returns for periods of less than one full year are not annualized.

c	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returnb	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratioc	Net Investment Income (Loss) Ratio	Portfolio Turnoverd

$(0.21)	$–	$–	$(0.21)	$29.91	11.58%	$19,675	0.90%f	0.90%f	0.56%f	5%
$(0.34)	$–	$–	$(0.34)	$26.99	(20.08)%	$18,628	0.92%	0.92%	1.14%	15%
$(0.43)	$–	$–	$(0.43)	$34.31	(12.77)%	$26,029	0.85%	0.85%	1.01%	16%
$(0.27)	$–	$–	$(0.27)	$39.75	14.03%	$29,764	0.85%	0.85%	0.95%	5%
$(0.27)	$–	$–	$(0.27)	$35.11	10.15%	$22,809	0.88%	0.87%	0.79%	6%
$(0.23)	$–	$–	$(0.23)	$32.13	16.34%	$17,508	0.89%	0.89%	0.98%	3%

$–	$–	$–	$–	$28.72	11.15%	$787	1.77%f	1.77%f	(0.31)%f	5%
$(0.06)	$–	$–	$(0.06)	$25.84	(20.84)%	$823	1.81%	1.81%	0.25%	15%
$(0.10)	$–	$–	$(0.10)	$32.74	(13.45)%	$1,582	1.66%	1.66%	0.20%	16%
$–g	$–	$–	$–g	$37.93	13.13%	$3,007	1.65%	1.65%	0.15%	5%
$(0.01)	$–	$–	$(0.01)	$33.53	9.30%	$4,154	1.66%	1.65%	0.01%	6%
$–g	$–	$–	$–g	$30.69	15.38%	$5,223	1.69%	1.69%	0.18%	3%

$–g	$–	$–	$–g	$28.93	11.15%	$4,332	1.68%f	1.68%f	(0.22)%f	5%
$(0.08)	$–	$–	$(0.08)	$26.03	(20.74)%	$4,186	1.71%	1.71%	0.35%	15%
$(0.12)	$–	$–	$(0.12)	$32.96	(13.41)%	$6,444	1.61%	1.61%	0.25%	16%
$–g	$–	$–	$–g	$38.18	13.17%	$7,750	1.62%	1.62%	0.18%	5%
$(0.02)	$–	$–	$(0.02)	$33.74	9.29%	$6,230	1.65%	1.64%	0.02%	6%
$(0.01)	$–	$–	$(0.01)	$30.89	15.42%	$4,998	1.68%	1.68%	0.19%	3%

$(0.11)	$–	$–	$(0.11)	$29.98	11.42%	$812	1.26%f	1.26%f	0.20%f	5%
$(0.22)	$–	$–	$(0.22)	$27.00	(20.42)%	$767	1.32%	1.32%	0.74%	15%
$(0.30)	$–	$–	$(0.30)	$34.28	(13.06)%	$919	1.19%	1.19%	0.67%	16%
$(0.17)	$–	$–	$(0.17)	$39.73	13.70%	$741	1.17%	1.17%	0.63%	5%
$(0.19)	$–	$–	$(0.19)	$35.10	9.86%	$375	1.15%	1.15%	0.51%	6%
$(0.16)	$–	$–	$(0.16)	$32.13	16.04%	$96	1.15%	1.15%	0.72%	3%

$(0.29)	$–	$–	$(0.29)	$30.22	11.78%	$6,481	0.62%f	0.62%f	0.84%f	5%
$(0.43)	$–	$–	$(0.43)	$27.29	(19.88)%	$5,783	0.63%	0.63%	1.43%	15%
$(0.54)	$–	$–	$(0.54)	$34.75	(12.53)%	$7,333	0.59%	0.59%	1.27%	16%
$(0.36)	$–	$–	$(0.36)	$40.26	14.34%	$6,739	0.59%	0.59%	1.21%	5%
$(0.37)	$–	$–	$(0.37)	$35.54	10.44%	$4,166	0.62%	0.62%	1.04%	6%
$(0.33)	$–	$–	$(0.33)	$32.53	16.68%	$2,444	0.58%	0.58%	1.29%	3%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

e	Unaudited.
f	Annualized.
g	Less than $0.005 per share.
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

DAVIS NEW YORK VENTURE FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (a REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS NEW YORK VENTURE FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis Variable Account Fund, Inc. (consisting of three portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*      Christopher C. Davis owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

 Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS NEW YORK VENTURE FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS RESEARCH FUND	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	19

Fund Information	22

Privacy Notice and Householding	23

Directors and Officers	24

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis Research Fund’s Class A shares delivered a total return on net asset value of 7.60% for the six-month period ended January 31, 2010. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 9.87%.  The increase was widespread as every sector1 within the Index posted gains, except for telecommunication services.  The sectors within the Index that turned in the strongest performance over the six-month period were industrials, consumer discretionary, and health care.  The sectors that turned in the weakest performance over the six-month period were telecommunication services, utilities, and materials.

Factors Impacting the Fund’s Performance

The Fund’s consumer discretionary companies out-performed the corresponding sector within the Index (up 26% versus up 15% for the Index) and were the most important contributor2 to the Fund’s performance.  The Fund also benefited from a higher relative average weighting in this sector (11% versus 9% for the Index). CarMax3, News Corp., Liberty Media - Entertainment, and Liberty Media - Interactive were among the most important contributors to performance.  Liberty Media -Entertainment merged with DIRECTV in November 2009.

The second largest contributor to performance was information technology companies.  The Fund’s information technology companies under-performed the corresponding sector within the Index (up 7% versus up 9% for the Index) and had a higher relative average weighting (37% versus 19% for the Index).  Microsoft, Agilent Technologies, and Hewlett-Packard were among the most important contributors to performance.  Texas Instruments and SAP AG were among the most important detractors from performance.

The Fund’s investment in industrial companies lagged the Index, under-performing the corresponding sector within the Index by approximately 18% (down 2% versus up 16% for the Index) and had a slightly higher relative average weighting (11% versus 10% for the Index).  Siemens was among the most important contributors to performance.  Iron Mountain, Ryanair Holdings, and Lockheed Martin were among the most important detractors from performance.

Other important detractors from performance included Exelon and Avon.  The Fund’s cash holding also was a drag on performance in this rising stock market.

The Fund had approximately 16% of its net assets invested in foreign companies at January 31, 2010.  As a whole these companies under-performed the domestic companies held by the Fund.

Davis Research Fund’s investment objective is long-term growth of capital.  There can be no assurance that the Fund will achieve its objective.  The primary risks of an investment in Davis Research Fund are: (1) market risk, (2) company risk, (3) foreign country risk, (4) medium-capitalization risk, (5) focused portfolio risk, (6) headline risk, (7) selection risk, and (8) fees and expenses risk.  See the prospectus for a full description of each risk.

Class A, B, and C shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents.  Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction.  Currently, only the directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares.  The Adviser reserves the right to reject any offer to purchase shares.

1   The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Research Fund Class A versus the Standard & Poor’s 500® Index for an investment made on October 31, 2001

Average Annual Total Return for periods ended January 31, 2010

Fund & Benchmark Index	1-Year	5-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	36.81%	0.06%	3.43%	10/31/01	0.85%	0.85%
Class A - with sales charge	30.29%	(0.90)%	2.82%	10/31/01	0.85%	0.85%
Class B†, **	30.92%	(1.85)%	2.11%	10/31/01	8.11%	2.50%
Class C**	33.87%	(1.50)%	1.89%	10/31/01	12.33%	2.50%
S&P 500® Index***	33.14%	0.18%	2.11%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Research Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Fund performance changes over time and current performance may be higher or lower than stated.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.   The operating expense ratios may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “Since Inception” return for Class B reflects Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return for the S&P 500® Index is from 10/31/01.

3

DAVIS RESEARCH FUND	Fund Overview
January 31, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	72.06%	Information Technology	40.11%	18.80%
Common Stock (Foreign)	16.40%	Health Care	7.37%	13.17%
Short Term Investments	11.58%	Diversified Financials	7.07%	7.77%
Other Assets & Liabilities	(0.04)%	Capital Goods	6.94%	7.77%
	100.00%	Retailing	6.66%	3.47%
		Media	6.34%	2.84%
		Transportation	3.75%	2.09%
		Insurance	3.74%	2.51%
		Food, Beverage & Tobacco	3.68%	5.92%
		Food & Staples Retailing	3.34%	2.79%
		Commercial & Professional Services	2.74%	0.65%
		Energy	2.02%	11.38%
		Banks	1.89%	3.24%
		Household & Personal Products	1.76%	2.94%
		Utilities	1.65%	3.72%
		Other	0.94%	10.94%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Hewlett-Packard Co.	Technology Hardware & Equipment	6.05%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	5.73%
Microsoft Corp.	Software & Services	5.70%
Bank of New York Mellon Corp.	Capital Markets	5.35%
International Business Machines Corp.	Technology Hardware & Equipment	4.50%
SAP AG, ADR	Software & Services	4.02%
Agilent Technologies, Inc.	Technology Hardware & Equipment	3.92%
CarMax, Inc.	Retailing	3.87%
Siemens AG, Registered	Capital Goods	3.34%
News Corp., Class A	Media	3.10%

4

DAVIS RESEARCH FUND	Expense Example (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/09)	(01/31/10)	(08/01/09-01/31/10)

Class A
Actual	$1,000.00	$1,076.05	$4.45
Hypothetical	$1,000.00	$1,020.92	$4.33

Class B
Actual	$1,000.00	$1,067.40	$13.03
Hypothetical	$1,000.00	$1,012.60	$12.68

Class C
Actual	$1,000.00	$1,068.51	$13.03
Hypothetical	$1,000.00	$1,012.60	$12.68

Hypothetical assumes 5% annual return before expenses.

*   Expenses are equal to the Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See page 6 for a description of the “Expense Example.”  The annualized operating expense ratios for the six-month period ended January 31, 2010 are as follows:

Annualized Expense Ratio**

Class A	0.85%
Class B	2.50%
Class C	2.50%

** The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS RESEARCH FUND	Expense Example (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example.  Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended January 31, 2010.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads).  Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

6

DAVIS RESEARCH FUND	Schedule of Investments – (Continued)
January 31, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (88.46%)
CONSUMER DISCRETIONARY – (11.81%)
Consumer Services – (0.31%)
1,300	Wynn Resorts Ltd.	$80,496

Media – (5.61%)
18,813	DIRECTV, Class A *	571,068
1,881	Liberty Media - Starz, Series A *	88,191
64,310	News Corp., Class A	811,271

		1,470,530

Retailing – (5.89%)
5,690	Bed Bath & Beyond Inc. *	220,175
49,160	CarMax, Inc. *	1,014,171
29,880	Liberty Media Corp. - Interactive, Series A *	310,154

		1,544,500

	Total Consumer Discretionary	3,095,526

CONSUMER STAPLES – (7.77%)
Food & Staples Retailing – (2.95%)
8,690	Costco Wholesale Corp.	499,154
8,490	CVS Caremark Corp.	274,821

		773,975

Food, Beverage & Tobacco – (3.26%)
4,490	Coca-Cola Co.	243,582
9,610	Nestle S.A. (Switzerland)	457,533
5,000	Unilever NV, NY Shares (Netherlands)	152,900

		854,015

Household & Personal Products – (1.56%)
6,480	Avon Products, Inc.	195,307
4,700	Mead Johnson Nutrition Co.	212,581

		407,888

	Total Consumer Staples	2,035,878

ENERGY – (1.79%)
20,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)	178,249
640	Schlumberger Ltd.	40,614
2,070	Southwestern Energy Co. *	88,762
7,600	Spectra Energy Corp.	161,500

	Total Energy	469,125

FINANCIALS – (11.23%)
Banks – (1.67%)
	Commercial Banks – (1.67%)
1,400	Toronto-Dominion Bank (Canada)	82,544
12,490	Wells Fargo & Co.	355,091

		437,635

Diversified Financials – (6.25%)
	Capital Markets – (6.24%)
48,210	Bank of New York Mellon Corp.	1,402,429
7,350	Brookfield Asset Management Inc., Class A (Canada)	147,661
55,580	E*TRADE Financial Corp. *	84,760

		1,634,850

7

DAVIS RESEARCH FUND	Schedule of Investments – (Continued)
January 31, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
	Diversified Financial Services – (0.01%)
12	CME Group Inc.	$3,441

		1,638,291

Insurance – (3.31%)
	Insurance Brokers – (0.73%)
4,900	Aon Corp.	190,610

	Multi-line Insurance – (0.43%)
336	Fairfax Financial Holdings Ltd. (Canada)	114,105

	Property & Casualty Insurance – (1.75%)
4	Berkshire Hathaway Inc., Class A *	458,400

	Reinsurance – (0.40%)
1,220	Everest Re Group, Ltd.	104,603

		867,718

	Total Financials	2,943,644

HEALTH CARE – (6.52%)
Health Care Equipment & Services – (6.52%)
7,180	Becton, Dickinson and Co.	541,157
8,615	CareFusion Corp. *	221,836
2,430	Laboratory Corp. of America Holdings *	172,773
23,400	UnitedHealth Group Inc.	772,200

		1,707,966

	Total Health Care	1,707,966

INDUSTRIALS – (11.88%)
Capital Goods – (6.14%)
6,800	ABB Ltd., ADR (Switzerland)	122,604
3,500	Lockheed Martin Corp.	260,820
9,680	PACCAR Inc.	348,432
9,720	Siemens AG, Registered (Germany)	876,394

		1,608,250

Commercial & Professional Services – (2.42%)
27,800	Iron Mountain Inc. *	635,508

Transportation – (3.32%)
21,950	All America Latina Logistica S.A. (Brazil)	175,833
26,720	Ryanair Holdings PLC, ADR (Ireland) *	694,186

		870,019

	Total Industrials	3,113,777

INFORMATION TECHNOLOGY – (35.48%)
Semiconductors & Semiconductor Equipment – (5.73%)
66,710	Texas Instruments Inc.	1,500,975

Software & Services – (12.30%)
2,050	Automatic Data Processing Inc.	83,599
917	Google Inc., Class A *	485,483
53,030	Microsoft Corp.	1,493,855
7,650	Redecard S.A. (Brazil)	106,938
23,260	SAP AG, ADR (Germany)	1,054,143

		3,224,018

8

DAVIS RESEARCH FUND	Schedule of Investments – (Continued)
January 31, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (17.45%)
36,670	Agilent Technologies, Inc. *	$1,027,860
34,790	Cisco Systems, Inc. *	782,079
33,670	Hewlett-Packard Co.	1,584,847
9,630	International Business Machines Corp.	1,178,616

		4,573,402

	Total Information Technology	9,298,395

MATERIALS – (0.23%)
610	Potash Corp. of Saskatchewan Inc. (Canada)	60,603

	Total Materials	60,603

TELECOMMUNICATION SERVICES – (0.29%)
1,700	America Movil SAB de C.V., Series L, ADR (Mexico)	74,205

	Total Telecommunication Services	74,205

UTILITIES – (1.46%)
7,890	AES Corp. *	99,651
6,220	Exelon Corp.	283,756

	Total Utilities	383,407

	TOTAL COMMON STOCK – (Identified cost $22,331,342)	23,182,526

SHORT TERM INVESTMENTS – (11.58%)
$638,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $638,006
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 06/01/38, total market value $650,760)	638,000
799,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $799,007
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-5.50%, 09/01/36-03/01/39, total market value $814,980)	799,000
1,599,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.11%, 02/01/10, dated 01/29/10, repurchase value of $1,599,015
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 02/15/10-05/15/39, total market value $1,630,980)	1,599,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $3,036,000)	3,036,000

	Total Investments – (100.04%) – (Identified cost $25,367,342) – (a)	26,218,526
	Liabilities Less Other Assets – (0.04%)	(10,722)

	Net Assets – (100.00%)	$26,207,804

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $25,973,422. At January 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$3,507,561
	Unrealized depreciation	(3,262,457)
	Net unrealized appreciation	$245,104

See Notes to Financial Statements

9

DAVIS RESEARCH FUND	Statement of Assets and Liabilities
At January 31, 2010 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$26,218,526
Cash	2,439
Receivables:
Dividends and interest	19,876
Prepaid expenses	2,075
Due from Adviser	132
Total assets	26,243,048
LIABILITIES:
Accrued audit fees	9,000
Accrued custodian fees	4,600
Accrued management fee	13,128
Other accrued expenses	8,516
Total liabilities	35,244
NET ASSETS	$26,207,804
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$126,485
Additional paid-in capital	40,088,717
Accumulated net investment loss	(9,556)
Accumulated net realized losses from investments and foreign currency transactions	(14,849,046)
Net unrealized appreciation on investments and foreign currency transactions	851,204
Net Assets	$26,207,804

CLASS A SHARES:
Net assets	$26,204,712
Shares outstanding	2,529,380
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$10.36
Maximum offering price per share (100/95.25 of $10.36)†	$10.88
CLASS B SHARES:
Net assets	$1,922
Shares outstanding	199
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.66
CLASS C SHARES:
Net assets	$1,170
Shares outstanding	121
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.67

*Including:
Cost of Investments	$25,367,342
Cost and market value of repurchase agreements	3,036,000

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

10

DAVIS RESEARCH FUND	Statement of Operations
For the six months ended January 31, 2010 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$119,113
Interest		2,414
Total income		121,527

Expenses:
Management fees (Note 3)	$72,925
Custodian fees	14,958
Transfer agent fees:
Class A	437
Class B	64
Class C	64
Audit fees	9,000
Legal fees	27
Accounting fees (Note 3)	1,002
Reports to shareholders	1,002
Directors’ fees and expenses	3,067
Registration and filing fees	7,300
Miscellaneous	2,718
Payments under distribution plan (Note 7):
Class B	7
Class C	4
Total expenses		112,575
Reimbursement of expenses by Adviser (Note 3)		(113)
Net expenses		112,462
	Net investment income	9,065

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(210,941)
Foreign currency transactions		(286)
Net change in unrealized appreciation (depreciation)		2,070,026
Net realized and unrealized gain on investments and foreign currency transactions		1,858,799
Net increase in net assets resulting from operations		$1,867,864

*Net of foreign taxes withheld as follows		$3,857

See Notes to Financial Statements

11

DAVIS RESEARCH FUND	Statements of Changes in Net Assets

	Six months ended
	January 31, 2010 (Unaudited)	Year ended July 31, 2009
OPERATIONS:
Net investment income	$9,065	$387,991
Net realized loss from investments and foreign currency transactions	(211,227)	(13,138,053)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,070,026	(3,037,705)
Net increase (decrease) in net assets resulting from operations	1,867,864	(15,787,767)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(63,611)	(443,060)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	20,901	(15,255,933)
Class B	–	(898)
Total increase (decrease) in net assets	1,825,154	(31,487,658)

NET ASSETS:
Beginning of period	24,382,650	55,870,308
End of period*	$26,207,804	$24,382,650

*Including undistributed net investment income (loss) of	$(9,556)	$44,990

See Notes to Financial Statements

12

DAVIS RESEARCH FUND	Notes to Financial Statements
January 31, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund commenced operations on October 31, 2001.  The Fund offers shares in three classes, Class A, Class B, and Class C.  The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption.  Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation, and distributions.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$3,095,526	$–	$–	$3,095,526
Consumer staples	2,035,878	–	–	2,035,878
Energy	469,125	–	–	469,125
Financials	2,943,644	–	–	2,943,644
Health care	1,707,966	–	–	1,707,966
Industrials	3,113,777	–	–	3,113,777
Information technology	9,298,395	–	–	9,298,395
Materials	60,603	–	–	60,603
Telecommunication services	74,205	–	–	74,205
Utilities	383,407	–	–	383,407
Short-term securities	–	3,036,000	–	3,036,000
Total	$23,182,526	$3,036,000	$–	$26,218,526

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

14

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2010, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At July 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards and post October 2008 capital losses as follows:

	Capital Loss Carryforwards	Post October 2008 Capital Losses
Expiring
07/31/2011	$–	$–
07/31/2012	–	–
07/31/2013	–	–
07/31/2014	–	–
07/31/2015	–	–
07/31/2016	–	–
07/31/2017	2,462,000	–
07/31/2018	–	11,538,000
	$2,462,000	$11,538,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

15

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2010 were $3,358,989 and $2,730,850, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for these services for the six months ended January 31, 2010 amounted to $55.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended January 31, 2010 amounted to $1,002.  The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.50%; Class B shares, 2.50%; Class C, shares 2.50%).  During the six months ended January 31, 2010, such reimbursements amounted to $55 and $58 for Class B and Class C shares, respectively.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  There were no reductions during the six months ended January 31, 2010.

NOTE 5 - CAPITAL STOCK

At January 31, 2010, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 500 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	January 31, 2010 (Unaudited)		July 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	3,963	$38,924	979,809	$6,899,229
Shares issued in reinvestment
of distributions	5,803	63,425	18,845	146,424
	9,766	102,349	998,654	7,045,653
Shares redeemed	(7,523)	(81,448)	(3,169,973)	(22,301,586)
Net increase (decrease)	2,243	$20,901	(2,171,319)	$(15,255,933)

16

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class B	Six months ended			Year ended
	January 31, 2010 (Unaudited)			July 31, 2009
	Shares		Amount	Shares		Amount
Shares sold	−	$	−	−	$	−
Shares issued in reinvestment
of distributions	−		−	−		−
	−		−	−		−
Shares redeemed	−		−	(121)		(898)
Net decrease	−	$	−	(121)		$(898)

Class C	Six months ended			Year ended
	January 31, 2010 (Unaudited)			July 31, 2009
	Shares		Amount	Shares		Amount
Shares sold	−	$	−	−	$	−
Shares issued in reinvestment
of distributions	−		−	−		−
	−		−	−		−
Shares redeemed	−		−	−		−
Net increase	−	$	−	−	$	−

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the six months ended January 31, 2010.

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares - Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2010, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period.  The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.  There was no service fee for Class A shares of the Fund for the six months ended January 31, 2010.

Class B Shares - Class B shares of the Fund are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Fund pays the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Fund pays the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

17

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2010 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class B Shares - (Continued)

During the six months ended January 31, 2010, Class B shares of the Fund made distribution fee payments of $7.  There were no payments made for service fees.

There were no commission advances by the Distributor on the sale of Class B shares of the Fund during the six months ended January 31, 2010.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase.  The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.  During the six months ended January 31, 2010, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

Class C Shares - Class C shares of the Fund are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Fund pays the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. The Fund pays the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

During the six months ended January 31, 2010, Class C shares of the Fund made distribution fee payments of $4.  There were no payments made for service fees.

There were no commission advances by the Distributor on the sale of Class C shares of the Fund during the six months ended January 31, 2010.

A contingent deferred sales charge of 1.00% is imposed upon the redemption of certain Class C shares of the Fund within the first year of the original purchase.  During the six months ended January 31, 2010, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

NOTE 8 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to January 31, 2010 and through March 31, 2010, the date the Fund’s financial statements were issued, which require adjustments and/or additional disclosure in the Fund’s financial statements.

18

DAVIS RESEARCH FUND	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A
	Six months ended January 31, 2010		Year ended July 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.65		$11.89	$14.99	$13.08	$14.22	$11.10

Income (Loss) from Investment Operations:
Net Investment Income	–a		0.09	0.02	0.01	0.04	0.05
Net Realized and Unrealized Gains (Losses)	0.74		(2.24)	(2.11)	2.53	0.06	3.19
Total from Investment Operations	0.74		(2.15)	(2.09)	2.54	0.10	3.24

Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.09)	(0.02)	(0.10)	(0.22)	(0.12)
Distributions from Realized Gains	–		–	(0.99)	(0.53)	(1.02)	–
Total Dividends and Distributions	(0.03)		(0.09)	(1.01)	(0.63)	(1.24)	(0.12)
Net Asset Value, End of Period	$10.36		$9.65	$11.89	$14.99	$13.08	$14.22

Total Returnb	7.60%		(17.86)%	(14.93)%	19.74%	0.74%	29.23%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,205		$24,380	$55,865	$64,856	$44,262	$38,349
Ratio of Expenses to Average Net Assets:
Gross	0.85	%c	0.97%	0.89%	0.90%	0.94%	0.93%
Netd	0.85	%c	0.97%	0.89%	0.90%	0.94%	0.93%
Ratio of Net Investment Income to Average Net Assets	0.07	%c	1.14%	0.17%	0.18%	0.20%	0.43%
Portfolio Turnover Ratee	12%		29%	29%	26%	43%	54%

a	Less than $0.005 per share.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

19

DAVIS RESEARCH FUND	Financial Highlights – (Continued)

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B
	Six months ended January 31, 2010		Year ended July 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.05		$11.18	$14.35	$12.65	$13.80	$10.86

Income (Loss) from Investment Operations:
Net Investment Loss	(0.08)a		(0.04)a	(0.18)a	(0.18)	(0.17)	(0.17)
Net Realized and Unrealized Gains (Losses)	0.69		(2.09)	(2.00)	2.41	0.05	3.11
Total from Investment Operations	0.61		(2.13)	(2.18)	2.23	(0.12)	2.94

Dividends and Distributions:
Dividends from Net Investment Income	–		–	–	–	(0.01)	–
Distributions from Realized Gains	–		–	(0.99)	(0.53)	(1.02)	–
Total Dividends and Distributions	–		–	(0.99)	(0.53)	(1.03)	–
Net Asset Value, End of Period	$9.66		$9.05	$11.18	$14.35	$12.65	$13.80

Total Returnb	6.74%		(19.05)%	(16.27)%	17.89%	(0.91)%	27.07%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2		$2	$4	$2	$1	$1
Ratio of Expenses to Average Net Assets:
Gross	8.11	%c	7.89%	8.59%	10.12%	10.95%	2.02%
Netd	2.50	%c	2.50%	2.50%	2.50%	2.50%	2.02%
Ratio of Net Investment Loss to Average Net Assets	(1.58)	%c	(0.39)%	(1.44)%	(1.42)%	(1.36)%	(0.66)%
Portfolio Turnover Ratee	12%		29%	29%	26%	43%	54%

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

20

DAVIS RESEARCH FUND	Financial Highlights – (Continued)

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C
	Six months ended January 31, 2010		Year ended July 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.05		$11.20	$14.37	$12.67	$13.80	$10.86

Income (Loss) from Investment Operations:
Net Investment Loss	(0.08)a		(0.05)a	(0.18)a	(0.18)	(0.16)	(0.16)
Net Realized and Unrealized Gains (Losses)	0.70		(2.10)	(2.00)	2.41	0.06	3.10
Total from Investment Operations	0.62		(2.15)	(2.18)	2.23	(0.10)	2.94

Dividends and Distributions:
Dividends from Net Investment Income	–		–	–	–	(0.01)	–
Distributions from Realized Gains	–		–	(0.99)	(0.53)	(1.02)	–
Total Dividends and Distributions	–		–	(0.99)	(0.53)	(1.03)	–
Net Asset Value, End of Period	$9.67		$9.05	$11.20	$14.37	$12.67	$13.80

Total Returnb	6.85%		(19.20)%	(16.25)%	17.87%	(0.77)%	27.07%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1		$1	$1	$2	$1	$1
Ratio of Expenses to Average Net Assets:
Gross	12.33	%c	14.62%	10.31%	10.11%	10.77%	2.02%
Netd	2.50	%c	2.50%	2.50%	2.50%	2.50%	2.02%
Ratio of Net Investment Loss to Average Net Assets	(1.58)	%c	(0.39)%	(1.44)%	(1.42)%	(1.36)%	(0.66)%
Portfolio Turnover Ratee	12%		29%	29%	26%	43%	54%

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

21

DAVIS RESEARCH FUND	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

DAVIS RESEARCH FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

23

DAVIS RESEARCH FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (a REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

24

DAVIS RESEARCH FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis Variable Account Fund, Inc. (consisting of three portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*      Christopher C. Davis owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

25

DAVIS RESEARCH FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 .

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 9, 2010

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: April 9, 2010